17. PARENT COMPANY FINANCIAL DATA (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest expense									$ (8,129)	$ (7,384)	$ (8,678)
Income tax benefit									6,477	5,761	4,403
Net income	$ 3,622	$ 3,455	$ 3,475	$ 2,838	$ 2,963	$ 3,313	$ 2,650	$ 2,308	13,390	11,234	$ 7,959
Parent Company
Equity in undistributed earnings of subsidiary									14,166	11,958
Interest expense									(629)	(715)
Other operating income									34	24
Other operating expenses									(580)	(402)
Income tax benefit									399	369
Net income									$ 13,390	$ 11,234